GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations. As at September 30, 2023, the Company had insufficient capital to sustain its operation for the next 24 months.

Management intends to focus on raising needed and additional funds for the following months and quarters going forward. We cannot provide any assurance or guarantee that we will be able to generate significant revenues. Potential investors must be aware that if the Company were unable to raise additional funds through its operation and the sale of our common stock and generate sufficient revenues, any investment made into the Company could be lost in its entirety.

The Company has net accumulated deficit for the years ended September 30, 2023 and December 31, 2022 of $6,571,913 and $6,552,407 respectively. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 – GOING CONCERN

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations. As at December 31, 2022, the Company had sufficient capital to sustain its operation for the next 24 months.

Management intends to focus on raising additional funds for the following months and quarters going forward. We cannot provide any assurance or guarantee that we will be able to generate significant revenues. Potential investors must be aware that if the Company were unable to raise additional funds through its operation and the sale of our common stock and generate sufficient revenues, any investment made into the Company could be lost in its entirety.

The Company has net accumulated deficit for the years ended December 31, 2022 and 2021 of $6,552,407 and $6,440,981 respectively. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.